Quarterly Report
May 31, 2025
MFS®  Global New Discovery Fund
GND-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace & Defense – 6.7%
CACI International, Inc., “A” (a)	1,292	$552,976
Melrose Industries PLC	181,240	1,143,070
RENK AG	13,789	1,227,174
Singapore Technologies Engineering Ltd.	116,000	703,330
Standard Aero, Inc. (a)	13,518	396,483
Teledyne Technologies, Inc. (a)	1,900	947,834
		$4,970,867
Alcoholic Beverages – 0.9%
China Resources Beer Holdings Co. Ltd.	208,000	$656,959
Apparel Manufacturers – 0.8%
Burberry Group PLC	41,847	$583,559
Automotive – 2.8%
Atmus Filtration Technologies, Inc.	20,769	$748,100
Lear Corp.	5,800	524,436
Modine Manufacturing Co. (a)	4,455	404,514
USS Co. Ltd.	37,800	411,112
		$2,088,162
Broadcasting – 0.5%
NetEase Cloud Music, Inc. (a)	13,200	$352,554
Brokerage & Asset Managers – 5.9%
B3 S.A. - Brasil Bolsa Balcao	385,700	$940,732
Carlyle Group, Inc.	20,009	904,407
Cboe Global Markets, Inc.	4,121	944,203
Euronext N.V.	9,810	1,597,299
		$4,386,641
Business Services – 7.9%
Elis S.A.	38,468	$1,047,410
GMO Patient Gateway, Inc.	12,000	734,000
IMCD Group N.V.	3,291	446,544
Intertek Group PLC	7,992	515,357
NS Solutions Corp.	34,800	929,707
Scout24 AG	9,321	1,268,965
Sodexo	7,265	501,955
TransUnion	4,221	361,444
		$5,805,382
Chemicals – 2.7%
Borregaard ASA	46,145	$847,187
Element Solutions, Inc.	26,117	558,381
UPL Ltd.	79,971	589,645
		$1,995,213
Computer Software – 7.7%
CCC Intelligent Holdings, Inc. (a)	81,537	$715,895
Kinaxis, Inc. (a)	5,364	763,863
OBIC Co. Ltd.	34,100	1,245,365
Okta, Inc. (a)	6,748	696,191
Pegasystems, Inc.	8,025	787,654
SentinelOne, Inc., “A” (a)	19,217	338,411
ServiceTitan, Inc., “A” (a)(l)	1,122	124,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Totvs S.A.	135,900	$1,002,944
		$5,674,495
Computer Software - Systems – 2.2%
Amadeus IT Group S.A.	4,316	$359,606
Kardex AG	2,283	678,242
Q2 Holdings, Inc. (a)	6,384	558,728
		$1,596,576
Construction – 6.2%
Allegion PLC	5,344	$762,589
AZEK Co., Inc. (a)	7,670	379,742
Breedon Group PLC	153,956	946,307
Equity Lifestyle Properties, Inc., REIT	10,991	698,698
James Hardie Industries PLC, GDR (a)	14,693	337,824
Knife River Corp. (a)	4,089	384,775
Mid-America Apartment Communities, Inc., REIT	7,009	1,097,960
		$4,607,895
Electrical Equipment – 1.5%
Advanced Drainage Systems, Inc.	4,415	$485,473
nVent Electric PLC	9,370	616,546
		$1,102,019
Electronics – 1.6%
ASM International N.V.	980	$533,671
Onto Innovation, Inc. (a)	3,110	285,933
VAT Group AG	989	375,772
		$1,195,376
Energy - Independent – 1.0%
Matador Resources Co.	17,490	$752,245
Engineering - Construction – 0.6%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	165,036	$475,810
Entertainment – 1.3%
CTS Eventim AG	8,085	$979,518
Food & Beverages – 3.8%
Bakkafrost P/F	10,659	$496,015
Cranswick PLC	16,928	1,213,382
Toyo Suisan Kaisha Ltd.	8,700	576,923
Universal Robina Corp.	361,540	547,543
		$2,833,863
Forest & Paper Products – 1.2%
International Paper Co.	19,348	$925,028
Gaming & Lodging – 1.5%
Lottery Corp. Ltd.	226,878	$745,852
Sands China Ltd.	187,200	365,433
		$1,111,285
General Merchandise – 0.6%
B&M European Value Retail S.A.	89,917	$414,211

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.1%
AUB Group Ltd.	71,395	$1,587,271
Interactive Media Services – 0.8%
Digital Garage, Inc.	16,700	$569,310
Machinery & Tools – 9.3%
AGCO Corp.	5,881	$576,220
Azbil Corp.	77,200	678,019
Flowserve Corp.	7,727	385,655
IDEX Corp.	3,749	678,232
Interpump Group S.p.A	10,015	390,498
Nordson Corp.	3,206	679,640
RB Global, Inc.	12,980	1,366,794
Veralto Corp.	10,580	1,068,897
Wabtec Corp.	2,762	558,808
Zurn Elkay Water Solutions Corp.	12,662	458,238
		$6,841,001
Medical & Health Technology & Services – 2.1%
AS ONE Corp.	34,400	$534,546
ICON PLC (a)	3,479	453,244
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	309,328	539,553
		$1,527,343
Medical Equipment – 4.4%
Bio-Techne Corp.	7,221	$349,496
ConvaTec Group PLC	126,881	495,422
Gerresheimer AG	6,937	498,984
STERIS PLC	6,053	1,484,256
Tecan Group AG	1,961	390,056
		$3,218,214
Oil Services – 1.2%
TechnipFMC PLC	29,343	$914,034
Other Banks & Diversified Financials – 3.1%
Bank of Cyprus Holdings PLC	59,508	$410,816
Pacific Premier Bancorp, Inc.	19,728	418,234
Prosperity Bancshares, Inc.	7,344	511,509
Shizuoka Financial Group, Inc.	80,300	933,911
		$2,274,470
Pollution Control – 3.0%
Daiseki Co. Ltd.	24,600	$601,573
GFL Environmental, Inc.	31,366	1,581,787
		$2,183,360
Real Estate – 2.0%
Big Yellow Group PLC, REIT	37,188	$499,048
Swire Properties Ltd.	169,000	369,310
Unite Group PLC, REIT	49,536	574,651
		$1,443,009
Restaurants – 4.0%
Aramark	23,875	$966,937
Greggs PLC	22,586	628,101
U.S. Foods Holding Corp. (a)	17,056	1,349,471
		$2,944,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	12,352	$380,441
Croda International PLC	10,249	423,660
Symrise AG	6,150	733,566
		$1,537,667
Specialty Stores – 3.5%
Burlington Stores, Inc. (a)	5,069	$1,157,101
Multiplan Empreendimentos Imobiliarios S.A.	200,127	940,539
ZOZO, Inc.	42,300	458,717
		$2,556,357
Telecom - Infrastructure – 1.0%
Wireless Infrastructure Italian S.p.A.	63,233	$741,673
Trucking – 0.8%
XPO, Inc. (a)	4,902	$557,995
Total Common Stocks		$71,403,871
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,614,937	$1,614,937
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	115,500	$115,500

Other Assets, Less Liabilities – 0.9%		629,827
Net Assets – 100.0%		$73,764,135
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,614,937 and $71,519,371, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,901,226	$—	$—	$28,901,226
Japan	945,658	6,727,525	—	7,673,183
United Kingdom	7,436,768	—	—	7,436,768
Germany	4,708,207	—	—	4,708,207
Canada	3,712,444	—	—	3,712,444
France	3,146,664	—	—	3,146,664
Brazil	2,884,215	—	—	2,884,215
Australia	2,333,123	337,824	—	2,670,947
Switzerland	1,444,070	—	—	1,444,070
Other Countries	6,492,246	2,333,901	—	8,826,147
Investment Companies	1,730,437	—	—	1,730,437
Total	$63,735,058	$9,399,250	$—	$73,134,308
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,211,738	$16,406,741	$17,003,115	$215	$(642)	$1,614,937
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$62,547	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
United States	42.4%
Japan	10.4%
United Kingdom	10.1%
Germany	6.4%
Canada	5.0%
France	4.3%
Brazil	3.9%
Australia	3.6%
Switzerland	2.0%
Other Countries	11.9%